Loans to/(From) Related Parties (Tables)	12 Months Ended
Feb. 28, 2021
Loans To From Related Parties Table [Abstract]
Schedule of fair value financial instruments
	2021	2020
	Figures in Rand thousands
Related parties
J Marais	-	13
Bumbene House Proprietary Limited	19,400	11,000
	19,400	11,013
J De Wet	(4,829)	(5,679)
P Lim	(2,854)	(2,683)
Orient Victoria Pte Ltd	(884,294)	-
	(891,977)	(8,362)
Non-current assets	19,400	-
Current assets	-	11,013
Current liabilities	(891,977)	(8,362)
	(872,577)	2,651